Subsequent Events	3 Months Ended
Jul. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
15.
SUBSEQUENT EVENTS

The Company announced on September 14, 2026 that it has entered into a binding commitment with Sanabil (Cayman) for a senior unsecured revolving credit facility of up to US$30 million. The facility is intended to support MindWalk’s biologics programs, commercial expansion, working capital, and general corporate purposes.